Fair Value	12 Months Ended
Dec. 31, 2011
Note 2. Fair Value [Abstract]
Fair Value Disclosures [Text Block]
Fair Value
Fair values of instruments are based on (i) quoted prices in active markets for identical assets (Level 1), (ii) quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs are observable in active markets (Level 2) or (iii) valuations derived from valuation techniques in which one or more significant inputs are unobservable in the marketplace (Level 3).
The following table presents for each of the fair value hierarchy levels our assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 (in thousands):

	Fair Value
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$83,767	$0	$0	$83,767
Fixed maturity securities:
U.S. government	122,901	458	4,438	127,798
Government-sponsored entities	0	56,170	0	56,170
State and municipal	0	409,388	0	409,388
Mortgage-backed securities:				0
Residential	0	236,370	0	236,370
Commercial	0	20,369	0	20,369
Total mortgage-backed securities	$0	$256,739	$0	$256,739
Collateralized mortgage obligations	0	27,594	509	28,103
Asset-backed securities	0	48,628	0	48,628
Corporates	0	250,736	10,426	261,162
Total fixed maturities	$122,901	$1,049,712	$15,374	$1,187,987
Equity securities	36,929	0	0	36,930
Total	$243,598	$1,049,713	$15,374	$1,308,684
Percentage of total	18.6%	80.2%	1.2%	100.0%
Level 1 includes cash and cash equivalents, U.S. Treasury securities, an exchange-traded fund and equities invested in a rabbi trust. Level 2 securities are comprised of securities whose fair value was determined using observable market inputs. Level 3 securities are comprised of (i) securities for which there is no active or inactive market for similar instruments, (ii) securities whose fair value is determined based on unobservable inputs and (iii) securities, other than those backed by the U.S. Government, that are not rated by a nationally recognized statistical rating organization. Transfers between levels are recognized at the beginning of the reporting period.
A third party nationally recognized pricing service provides the fair value of securities in Level 2. We review the third party pricing methodologies quarterly and test for significant differences between the market price used to value the security and recent sales activity.

The following table presents the changes in the Level 3 fair value category for the twelve months ended December 31, 2011 (in thousands):

	For the twelve months ended
	December 31, 2011
	Government- Sponsored Entities	State and Municipal	Mortgage- Backed Securities	Collateralized Mortgage Obligations	Corporates	Total
Balance at beginning of period	$4,950	$0	$0	$1,043	$21,482	$27,476
Total gains or (losses), unrealized or realized
Included in net earnings	0	0	0	(2)	(322)	(324)
Included in other comprehensive income	41	24	39	20	1,027	1,151
Purchases	0	2,162	0	0	1,065	3,227
Sales	0	0	0	0	(206)	(206)
Settlements	(552)	0	(19)	(552)	(1,943)	(3,066)
Transfers in	0	0	1,747	0	0	1,747
Transfers out	0	(2,186)	(1,767)	0	(10,677)	(14,631)
Balance at end of period	$4,438	$0	$0	$509	$10,426	$15,374

Of the $15.4 million fair value of securities in Level 3, which consists of 14 securities, we priced 12 based on non-binding broker quotes. We manually calculated the price of the remaining securities, which have a combined fair value of $1.1 million, based on expected principal repayments from Bloomberg, the zero spot Treasury curve at December 31, 2011 and the average spreads to Treasury for the type and rating of the security being priced.

We transferred approximately $14.6 million of securities in Level 3 at December 31, 2010 to Level 2 during 2011 because we obtained a price for those securities from a third party nationally recognized pricing service. We transferred approximately $1.7 million of securities into Level 3 from Level 2 during 2011 because we could not obtain a price from a third party nationally recognized pricing service. There were no transfers between Levels 1 and 2 during 2011.

The gains or losses included in net earnings are included in the line item net realized gains (losses) on investments in the Consolidated Statements of Earnings. We recognize the net gains or losses included in other comprehensive income in the line item change in unrealized gain on investments or the line item change in non-credit component of impairment losses on fixed maturities in the Consolidated Statements of Changes in Shareholders’ Equity.
The following table presents the carrying value and estimated fair value of our financial instruments (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	$83,767	$83,767	$63,605	$63,605
Available-for-sale securities
Fixed maturities	1,187,987	1,187,987	1,177,718	1,177,718
Equity securities	36,930	36,930	42,301	42,301
Total cash and investments	$1,308,684	$1,308,684	$1,283,624	$1,283,624
Liabilities:
Long-term debt	$194,810	$207,246	$194,729	$199,132
See Note 3 to the Consolidated Financial Statements for additional information on investments and Note 4 for additional information on long-term debt.